Financial income and expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Income And Expense [Abstract]
Interest income	$ 618	$ 0	$ 1
Changes in fair value of Kreos Loans (Note 26.2)	58	0	0
Financial income	676	0	1
Interest expense on lease liabilities	(2)	0	(2)
Other interest expenses and bank charges	(156)	(36)	(39)
Interest expense on Convertible loans (Note 26.1)	0	0	(513)
Changes in fair value of Convertible Loans (Note 26.1)	0	0	(564)	$ 0
Facility fee expense on Kreos Loans (Note 26.2)	(1,870)	0	0
Interest expense on Kreos Loans (Note 26.2)	(201)	0	0
Changes in fair value of Warrant liability (Note 26.2)	(935)	0	0
Financial expense	(3,164)	(36)	(1,118)
Foreign exchange differences, net	$ (10,616)	$ (193)	$ (1,565)